Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends	Dividends
During 2023, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $22,678. During 2024, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $21,502. During 2025, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $20,610.

During 2023, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2024, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2025, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390.